September 18, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the “Registrant”)
1933 Act File No. 333-221045, Post-Effective Amendment No. 106 and
1940 Act File No. 811-23305, Amendment No. 108 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 of the Act with respect to the above-referenced issuer would not have differed from that contained in the most recent registration statement amendment, the text of which has been filed electronically.

If there are any questions or comments regarding this filing, please contact the undersigned at (646) 658-7801.

Sincerely,

/s/ Ravtej Grewal
Ravtej Grewal
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com